Accounts Receivable - Schedule of Movement of Allowance of Credit Losses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Movement of Allowance of Credit Losses [Abstract]
Balance at the beginning of the period	$ (16,137)	$ (23,064)
(Provision)/reversal	(3,907)	8,463
Foreign exchange difference	(81)	142
Balance at the end of the period	$ (20,125)	$ (14,459)